[Janus Letterhead]

March 4, 2020

EDGAR Operations Branch

Securities and Exchange Commission (the “SEC”)

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	Janus Detroit Street Trust (the “Registrant”)

1933 Act File No. 333-207814

1940 Act File No. 811-23112

The Long Term Care ETF	The Obesity ETF
The Organics ETF	Janus Henderson Small Cap Growth Alpha ETF
Janus Henderson Small/Mid Cap Growth Alpha ETF	Janus Henderson Mortgage-Backed Securities ETF
Janus Henderson Short Duration Income ETF

Dear Sir or Madam:

Pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933, as amended (the “1933 Act”), the certification of the Registrant that there are no changes to the Prospectuses and Statements of Additional Information (“SAIs”) of the above referenced Funds from the forms of Prospectuses and SAIs that were filed in Post-Effective Amendment No. 33 on February 28, 2020, pursuant to Rule 485(b) of the 1933 Act, is hereby electronically submitted.

Please call me at (303) 336-5065 with any questions or comments.

Respectfully,

/s/ James D. Kerr

James D. Kerr

Assistant Secretary

Enclosures (via EDGAR only)

cc:  Byron Hittle, Esq.

Eric Purple, Esq.

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies as follows:

1.	This filing is made on behalf of Janus Detroit Street Trust (the “Registrant”). The Registrant’s 1933 Act No. is 333-207814 and the Registrant’s 1940 Act No. is 811-23112.

2.

There are no changes to the Prospectuses from the forms of Prospectuses that were filed in Post-Effective Amendment No. 33 (“PEA No. 33”) on February 28, 2020, pursuant to Rule 485(b) of the 1933 Act for the following series:

The Long Term Care ETF	The Obesity ETF
The Organics ETF	Janus Henderson Small Cap Growth Alpha ETF
Janus Henderson Small/Mid Cap Growth Alpha ETF	Janus Henderson Mortgage-Backed Securities ETF
Janus Henderson Short Duration Income ETF

3.

There are no changes to the Statements of Additional Information from the forms of Statements of Additional Information that were filed in PEA No. 33 on February 28, 2020, pursuant to Rule 485(b) of the 1933 Act for the following series:

The Long Term Care ETF	The Obesity ETF
The Organics ETF	Janus Henderson Small Cap Growth Alpha ETF
Janus Henderson Small/Mid Cap Growth Alpha ETF	Janus Henderson Mortgage-Backed Securities ETF
Janus Henderson Short Duration Income ETF

4.	The text of PEA No. 33 has been filed electronically.

DATED: March 4, 2020

Janus Detroit Street Trust

on behalf of its series

Respectfully,

/s/ James D. Kerr

James D. Kerr

Assistant Secretary